UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]
The right choice for the long term®

American High-Income Municipal Bond Fund

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Semi-annual report for the six months ended January 31, 2008

American High-Income Municipal Bond Fund® seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2007 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	–4.55%	3.60%	4.00%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.70%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 24 and 25 for details.

Results for other share classes can be found on page 4.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal.

Fellow shareholders:

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The bond market experienced a significant re-pricing of risk premiums over the past six months, which dampened returns on most high-yield municipal bonds. This weakness was clearly reflected in the fund’s peer group measure, the Lipper High-Yield Municipal Debt Funds Average, which returned –2.8% for the period. In contrast, the unmanaged Lehman Brothers Municipal Bond Index, which only measures the investment-grade market and does not include expenses, gained 3.7%. The difference in returns for these two benchmarks is the story of the bond market since last summer.

American High-Income Municipal Bond Fund fared better than many of its peers, but nonetheless produced a total return of –0.4% for the six months ended January 31, 2008. The total return includes an income return of about 2.3% and a 2.7% decline in the fund’s share price.

The fund’s income return is based on the dividends paid out for the reporting period. For this six-month period, the fund paid monthly dividends totaling about 36 cents a share. Those who reinvested these dividends recorded an income return of 2.32% (4.64% annualized), which is equivalent to a taxable return of 3.57% (7.14% annualized) for investors in the top tax bracket. Shareholders who took dividends in cash received an income return of 2.30% (4.60% annualized).

[Begin Sidebar]
Results at a glance

For periods ended January 31, 2008, with dividends reinvested

	Total returns	Average annual total returns

				Lifetime
	1 year	5 years	10 years	(since 9/26/94)

American High-Income Municipal
Bond Fund (Class A shares)	0.26%	4.68%	4.41%	5.99%
Lehman Brothers Municipal
Bond Index*	4.93	4.61	5.20	6.14
Lipper High-Yield Municipal
Debt Funds Average	–2.21	4.90	3.99	5.28

*The index is unmanaged and its results do not reflect the effects of sales charges, commissions or expenses.
[End Sidebar]

Bond market overview

Mirroring developments in the taxable bond market, the municipal market has experienced a sharp divergence between its high-quality and high-yield issuers since the start of the fund’s fiscal year in August 2007. This divergence can be traced, in part, to mounting concerns over subprime mortgages and worries about the economy.

Although the municipal market has little direct exposure to these problem home loans, investors have become increasingly wary of lower rated bonds as the housing slump has deepened and mortgage delinquencies have increased. Additionally, many of the municipal bond insurers, which guarantee a large portion of municipal debt, also provide guarantees for structured taxable debt that does include subprime mortgages. As concerns about these insurers grew because of their subprime exposure, investors discounted the value of the guarantees, which contributed to the trend of higher risk premiums.

Mortgage-related concerns have generally been more pronounced in the taxable bond market, where they have had a significant impact on financial issuers. To help alleviate investor concerns, support troubled financial institutions and bolster the economy, the Federal Reserve has substantially lowered its key lending rate by 2.25 points to 3.00% since last August. This reduction in the federal funds rate has led to a steeper municipal yield curve, which plots the current yields on municipal bonds that mature each year out to 30 years.

Most of the yield decline has occurred among short-term and intermediate maturities, which posted some of the strongest returns. (Remember, as a bond’s yield declines, its price rises.) Additionally, the highest quality bonds generally benefited from a flight to safety, as investors shunned lower rated debt.

Despite these concerns, the municipal market posted a record volume of issuance in calendar year 2007, totaling about $429 billion.

How the fund responded

Prior to the start of the fiscal period, the portfolio counselors of American High-Income Municipal Bond Fund had implemented a defensive investment strategy that raised the credit quality of the portfolio to its highest level in nearly a decade. While this conservative posture constrained results in prior years when risk premiums were shrinking, it also helped to buffer results during the recent period when premiums widened significantly.

Nonetheless, portfolio counselors could not shelter the entire portfolio from the abrupt shift in market sentiment that weakened demand and prices for lower rated bonds. Even as quality served to buoy results, our exposure to airline, life care and tax assessment bonds, for example, proved a drag on recent returns. We believe our carefully selected holdings in these areas will benefit our shareholders in the long run, once investors more carefully differentiate underlying credit profiles and renew their appetite for higher income.

As the reporting period progressed, portfolio counselors gradually trimmed the fund’s quality exposure to take advantage of emerging opportunities within the high-yield sector. As always, they relied on the fund’s extensive research capabilities to identify issues that they believe possess the greatest potential for income and long-term appreciation for shareholders. With this transition, bonds rated A or higher declined as a percent of net assets to 34.6% at period-end from 40.1% at the start of the fiscal year. Conversely, bonds rated BBB or lower increased to 59.7% from 56.7%. A breakdown of the portfolio by credit quality can be found in the table atop the summary investment portfolio on page 5.

Looking ahead

Concerns about the strength of the economy are likely to dog the bond market in the months ahead, as are worries about the pervasiveness of troubles stemming from subprime mortgages and related problem loans. Over the near term, the slowing economy and possibility of recession are likely to keep a lid on yields.

As the bond market continues to reassess the risk profiles of a broad spectrum of securities, we are heartened by the potential for these unsettled markets to deliver attractive investment opportunities that meet our rigorous research and investment criteria and serve the long-term goals of our shareholders.

We appreciate your confidence and patience, especially during difficult market periods. We encourage you to take a long-term perspective on all your investments, as we do, and look forward to reporting to you again at the close of this fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Mark R. Macdonald
Mark R. Macdonald
President

March 14, 2008

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of February 29, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 4.53% (4.50% without the fee waiver). (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 6.97%, which reflects the fee waiver — 6.92% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 4.71% (4.68% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Other share class results

Class B, Class C and Class F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended
December 31, 2007 (the most recent calendar quarter-end):
			Life
	1 year	5 years	of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–6.22%	3.33%	4.54%
Not reflecting CDSC	–1.48	3.67	4.54

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–2.48	3.58	3.91
Not reflecting CDSC	–1.53	3.58	3.91

Class F shares* — first sold 3/19/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–0.83	4.33	4.64

*These shares are sold without any initial or contingent deferred sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 and 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Tax-free yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 4.47% tax-free distribution rate† as of January 31, 2008.

If your taxable income is ...
Single	Joint	... then your federal tax rate is ...	The 4.47% distribution rate is equivalent to a taxable rate of …

$0 – 7,825	$0 – 15,650	10.0%	4.97%
7,826 – 31,850	15,651 – 63,700	15.0	5.26
31,851 – 77,100	63,701 – 128,500	25.0	5.96
77,101 – 160,850	128,501 – 195,850	28.0	6.21
160,851 – 349,700	195,851 – 349,700	33.0	6.67
Over 349,700	Over 349,700	35.0	6.88

*Based on 2007 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

†The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2008.

Summary investment portfolio, January 31, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

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Quality ratings*

Aaa/AAA	16.1%
Aa/AA	6.9
A/A	11.6
Baa/BBB	21.4
Ba/BB	21.3
B	14.8
Caa/CCC or less	2.2
Short-term securities & other assets less liabilities	5.7

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
[end pie chart]

	Principal amount (000)	Market value (000)	Percent of net assets

Bonds & notes - 94.28%

Alaska - 1.30%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), First Series 2006, Subseries A-2, AMT, 4.60% 2022	$ 9,090	$ 8,952.41%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	7,625	8,131.37
Other securities		11,511.52
		28,594	1.30

Arizona - 2.54%
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022	8,000	7,262.33
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	14,500	14,188.65
Other securities		34,240	1.56
		55,690	2.54

California - 7.06%
Pollution Control Fncg. Auth., AMT:
Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, 5.00% 2038	1,000	1,033
Solid Waste Disposal Rev. Ref. Bonds:
USA Waste Services, Inc. Project, Series 1998-A, 5.10% 2018	1,000	1,004
Waste Management, Inc. Project, Series 2002-A, 5.00% 2022	3,000	2,931.23
Other securities		149,809	6.83
		154,777	7.06

Colorado - 5.29%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	17,000	14,493.66
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	12,500	11,071.50
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds, Series 2003, 8.00% 2025	8,500	9,084.41
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026 (preref. 2011)	7,155	8,337.38
Other securities		73,078	3.34
		116,063	5.29

Connecticut - 1.25%
Other securities		27,459	1.25

Florida - 15.54%
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program), Series 2006-A, AMT, 4.80% 2038	6,985	7,110.32
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds, Series 2000-C, 7.10% 2030	7,355	7,519.34
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014	11,500	10,530.48
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-B, 6.00% 2017	13,000	12,162.55
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011	7,250	6,786.31
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	12,425	11,210.51
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, AMT, 4.00% 2018	1,000	1,006.05
Seminole Tribe of Florida 5.25% 2027 (1)	7,000	6,658.30
Other securities		277,930	12.68
		340,911	15.54

Georgia - 1.28%
Other securities		28,048	1.28

Idaho - 1.33%
Housing and Fin. Assn., Single-family Mortgage Bonds, AMT:
Series 1997-H-2, 5.40% 2010	115	117
Series 1997-I-2, 5.55% 2010	65	66
Series 1998-B-2, 5.20% 2011	110	112
Series 1999-B-2, 5.00% 2013	240	242
Series 1999-D-3, 5.15% 2013	240	242
Series 1999-G, 5.75% 2014	130	132
Class III:
Series 2001-B, 5.75% 2020	1,030	1,066
Series 2001-E, 5.40% 2021	730	740
Series 2001-F, 5.30% 2021	950	959
Series 2002-C, 5.50% 2021	910	932
Series 2002-E, 5.30% 2022	840	853
Series 2003-B, 5.10% 2023	820	828
Series 2003-C, 4.50% 2023	780	745
Series 2003-E, 5.15% 2023	1,250	1,264
Series 2004-A, 4.75% 2024	1,150	1,114
Series 2004-B, 5.40% 2024	1,740	1,759
Series 2005-B, 5.00% 2025	1,970	2,016
Series 2005-C, 4.80% 2026	950	955
Series 2005-D, 4.90% 2026	1,205	1,219
Series 2005-F, 5.00% 2026	1,175	1,196
Series 2006-D, 5.20% 2027	3,155	3,291
Series 2006-F, 4.80% 2028	1,400	1,426
Series 2007-A, 4.85% 2028	1,195	1,220
Series 2007-B, 4.60% 2028	875	824
Series 2007-C, 4.75% 2028	2,000	2,032
Series 2007-E-1, 4.85% 2028	2,650	2,546
Series 2007-J, 5.00% 2028	1,190	1,219	1.33
		29,115	1.33

Illinois - 6.22%
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	9,000	8,623.39
Other securities		127,841	5.83
		136,464	6.22

Indiana - 2.45%
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	11,800	12,175.56
Other securities		41,521	1.89
		53,696	2.45

Iowa - 1.38%
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019 (preref. 2010)	9,245	10,510.48
Other securities		19,814.90
		30,324	1.38

Louisiana - 2.96%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	13,000	13,401.61
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	19,750	19,223.88
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,835	16,422.75
Other securities		15,807.72
		64,853	2.96

Maryland - 1.67%
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	7,000	6,482.30
Other securities		30,150	1.37
		36,632	1.67

Massachusetts - 1.46%
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project), Series 1999-B, AMT, 6.90% 2029	1,000	1,056.05
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	10,000	9,690.44
Other securities		21,196.97
		31,942	1.46

Michigan - 1.90%
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2007-B, AMT, FSA insured, 4.95% 2044	8,000	7,669.35
Other securities		34,096	1.55
		41,765	1.90

Missouri - 2.03%
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds (Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	9,234.42
Other securities		35,266	1.61
		44,500	2.03

Nevada - 2.77%
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	8,475	6,843.31
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007-B, AMT, 5.70% 2041	7,000	7,539.34
Other securities		46,447	2.12
		60,829	2.77

New Hampshire - 0.51%
Other securities		11,215.51

New Jersey - 2.48%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	7,000	6,578.30
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	11,500	10,063.46
Other securities		37,857	1.72
		54,498	2.48

New York - 4.26%
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A:
6.25% 2015	19,000	19,551
6.50% 2035	8,500	8,771	1.29
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc.
John F. Kennedy International Airport Project), Series 2005, AMT:
7.625% 2025	8,000	8,568
8.00% 2028	7,000	7,707.74
Other securities		48,815	2.23
		93,412	4.26

North Carolina - 1.12%
Other securities		24,473	1.12

Ohio - 2.61%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2:
5.875% 2030	20,500	20,397
5.125% 2024	2,000	1,935	1.02
Other securities		34,878	1.59
		57,210	2.61

Oklahoma - 0.58%
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines Corp.), Ref. Series 2000-B, AMT, 6.00% 2035	2,500	2,485.11
Other securities		10,311.47
		12,796.58

Oregon - 0.53%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	6,665	6,382.29
Gilliam County, Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 5.25% 2029	5,000	4,774.22
Other securities		548.02
		11,704.53

Pennsylvania - 2.50%
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System), Series 2007-A, 5.00% 2017	8,500	8,373.38
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-A, AMT, 5.10% 2027	1,500	1,429.07
Other securities		44,951	2.05
		54,753	2.50

Puerto Rico - 0.54%
Other securities		11,902.54

South Carolina - 1.62%
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	9,750	9,905.45
Other securities		25,577	1.17
		35,482	1.62

Tennessee - 1.87%
Other securities		41,056	1.87

Texas - 6.80%
Alliance Airport Auth., Inc., AMT:
Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, 7.00% 2011	2,500	2,475
Special Facs. Rev. Ref. Bonds (American Airlines, Inc. Project), Series 2007, 5.25% 2029	2,000	1,531
Dallas-Fort Worth International Airport Fac. Improvement Corp., AMT:
American Airlines, Inc. Rev. Bonds:
Series 1999, 6.375% 2035	6,000	5,311
Series 2002, 8.25% 2036	4,580	4,794
American Airlines, Inc. Rev. Ref. Bonds:
Series 2000-A, 8.50% 2029	2,000	2,005
Series 2000-A, 9.125% 2029	5,000	5,519
Series 2000-A, Subseries 2, 9.00% 2029	5,655	6,244
Series 2007, 5.50% 2030	6,000	4,810	1.49
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-C, AMT, 5.75% 2036 (put 2011)	7,680	7,410.34
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds, (Waste Management of Texas, Inc.), AMT:
Brazoria County Project, Series 2003-A, 5.20% 2028	2,000	1,889
Travis County Project, Series 2003-C, 2.85% 2028	1,500	1,417.15
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project), Series 2007-A, AMT, 5.20% 2018	15,300	13,972.64
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2020	6,500	6,582.30
Other securities		85,097	3.88
		149,056	6.80

Utah - 1.01%
Housing Corp., Single-family Mortgage Bonds, Class III, AMT:
Series 2001-E-1, 5.20% 2018	1,315	1,374
Series 2001-F-1, 4.95% 2018	1,175	1,195
Series 2002-A-1, 5.30% 2018	555	597
Series 2002-C-2, 5.25% 2018	2,040	2,189
Series 2002-D-2, 5.00% 2018	905	924
Series 2002-E-2, 4.95% 2019	2,590	2,699
Series 2002-F-1, 4.625% 2019	1,585	1,642
Series 2002-G-2, 4.875% 2019	1,195	1,226
Series 2003-B-2, 4.85% 2024	1,345	1,337
Series 2003-C, 5.00% 2025	745	747
Series 2004-H-1, 4.75% 2027	800	772
Series 2007-B-1, 4.85% 2027	1,120	1,166
Housing Fin. Agcy., Single-family Mortgage Bonds, AMT:
Federally Insured or Guaranteed Mortgage Loans, 1999 Issue D, 5.60% 2013	20	20
Series 1997-G-2, Class III, 5.60% 2010	45	46
Series 1998-G-2, Class III, 4.90% 2012	75	76
Series 1999-B-2, Class III, 5.10% 2012	100	102
Series 1999-C-2, Class III, 5.60% 2013	105	108.74
Other securities		5,881.27
		22,101	1.01

Virginia - 1.13%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027	1,000	1,077.05
Other securities		23,598	1.08
		24,675	1.13

Washington - 0.73%
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	6,500	6,495.30
Other securities		9,499.43
		15,994.73

West Virginia - 0.60%
County Commission of Ohio County, Tax-Exempt Commercial Dev. Improvement and Rev. Ref. Bonds (Wheeling Jesuit University, Inc. Project), Series 2006-A, 5.50% 2036	8,425	8,148.37
Other securities		4,953.23
		13,101.60

Wisconsin - 1.50%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,175	13,526.62
City of Franklin, Waste Management of Wisconsin, Inc. Project, AMT:
Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds, Series 2003-A, 4.95% 2016	2,250	2,300
Solid Waste Disposal Rev. Bonds, Series 2006-A, 4.95% 2016	2,500	2,562.22
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System), Series 2002, 6.25% 2022 (preref. 2012)	6,500	7,444.34
Other securities		6,994.32
		32,826	1.50

Other states & U.S. territories - 3.85%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project), Series 1997, 5.85% 2017	7,000	7,001.32
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	1,500	1,496.07
Other securities		75,997	3.46
		84,494	3.85

Multi-state - 1.61%
Charter Mac Equity Issuer Trust, Medium Term Tax-Exempt Multi-family Housing Trust Certificates, Series A-1, AMT, 7.10% (undated) (1) (2)	9,000	9,482.43
Other securities		25,783	1.18
		35,265	1.61

Total bonds & notes (cost: $2,103,247,000)		2,067,675	94.28

	Principal amount (000)	Market value (000)	Percent of net assets

Short-term securities - 4.34%

Industrial Dev. Board of the City of Decatur, Alabama, AMT:
Environmental Facs. Rev. Bonds (BP Amoco Chemical Co. Project), Series 2001, 1.87% 2035 (2)	$ 2,000	2,000
Solid Waste Disposal Rev. Bonds (Amoco Chemical Company Project), Series 1995, 1.87% 2025 (2)	1,700	1,700
Will County, Illinois, Exempt Fac. Industrial Rev. Bonds (Amoco Chemical Co. Project), Series 1998, AMT, 1.87% 2028 (2)	1,000	1,000
City of Whiting, Indiana, Environmental Facs. Rev. Bonds (BP Products North America Inc. Projects), Series 2003, AMT, 1.87% 2038 (2)	225	225
State of Texas, Gulf Coast Waste Disposal Auth., AMT:
Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2006, 1.87% 2036 (2)	3,600	3,600
Pollution Control Rev. Bonds (Amoco Oil Co. Project), Series 1994, 1.87% 2024 (2)	1,500	1,500
Pollution Control and Solid Waste Disposal Rev. Ref. Bonds (Amoco Oil Co. Project), Series 1996, 1.87% 2024 (2)	500	500
Washington Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds
(BP West Coast Products LLC Project), AMT:
Series 2002, 1.87% 2033 (2)	2,000	2,000
Series 2003, 1.87% 2038 (2)	2,200	2,200
Series 2006, 1.87% 2040 (2)	1,400	1,400.74
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, AMT, 2.25% 2027 (2)	2,000	2,000
State of Massachusetts, Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Wheelabrator Millbury Inc. Project), Series 2002, AMT, 1.98% 2027 (2)	3,100	3,100
Washington Econ. Dev. Fin. Auth., Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002-D, 2.25% 2030 (2)	3,000	3,000.37
Water Dev. Auth., Pollution Control Rev. Bonds (Ohio Edison Co. Project), Series 1988-B, AMT, 1.87% 2018 (2)	9,800	9,800.45
Utah Housing Corp., Single-family Mortgage Bonds, AMT:
Series 2002-C, Class I, 2.20% 2033 (2)	2,700	2,700
Series 2003-C, Class I, 2.20% 2034 (2)	1,500	1,500
Series 2006-E, Class I, 2.20% 2038 (2)	8,000	8,000
Utah Housing Fin. Agcy., Single-family Mortgage Bonds, Series 2000-C-1, Class I, AMT, 2.20% 2031 (2)	4,600	4,600.77
Other securities		44,285	2.01

Total short-term securities (cost: $95,110,000)		95,110	4.34

Total investment securities (cost: $2,198,357,000)		2,162,785	98.62
Other assets less liabilities		30,350	1.38

Net assets		$2,193,135	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $78,065,000, which represented 3.56% of the net assets of the fund.

(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $2,198,357)		$2,162,785
Cash		265
Receivables for:
Sales of investments	$2,058
Sales of fund's shares	6,753
Interest	28,976
Other	14	37,801
		2,200,851
Liabilities:
Payables for:
Repurchases of fund's shares	3,816
Dividends on fund's shares	2,171
Investment advisory services	562
Services provided by affiliates	1,032
Directors' deferred compensation	99
Other	36	7,716
Net assets at January 31, 2008		$2,193,135

Net assets consist of:
Capital paid in on shares of capital stock		$2,242,987
Undistributed net investment income		2,915
Accumulated net realized loss		(17,195)
Net unrealized depreciation		(35,572)
Net assets at January 31, 2008		$2,193,135

Total authorized capital stock - 200,000 shares, $.001 par value (145,071 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$1,841,363	121,802	$15.12
Class B	60,009	3,969	15.12
Class C	113,352	7,498	15.12
Class F	151,580	10,027	15.12
Class R-5	26,831	1,775	15.12

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.71.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2008	(dollars in thousands)

Investment income:
Income:
Interest		$60,585

Fees and expenses(*):
Investment advisory services	$3,818
Distribution services	3,865
Transfer agent services	312
Administrative services	154
Reports to shareholders	31
Registration statement and prospectus	95
Postage, stationery and supplies	37
Directors' compensation	28
Auditing and legal	32
Custodian	6
Federal and state income taxes	48
Other state and local taxes	1
Other	37
Total fees and expenses before waiver	8,464
Less waiver of fees and expenses:
Investment advisory services	382
Total fees and expenses after waiver		8,082
Net investment income		52,503

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		5,627
Net unrealized depreciation on investments		(69,528)
Net realized gain and unrealized depreciation on investments		(63,901)
Net decrease in net assets resulting from operations		$(11,398)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended January 31,	July 31,
	2008 *	2007
Operations:
Net investment income	$52,503	$93,551
Net realized gain on investments	5,627	7,159
Net unrealized depreciation on investments	(69,528)	(21,951)
Net (decrease) increase in net assets resulting from operations	(11,398)	78,759

Dividends paid or accrued to shareholders from net investment income	(51,770)	(93,128)

Net capital share transactions	(53,262)	417,210

Total (decrease) increase in net assets	(116,430)	402,841

Net assets:
Beginning of period	2,309,565	1,906,724
End of period (including undistributed
net investment income: $2,915 and $2,182, respectively)	$2,193,135	$2,309,565

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                  unaudited

1. Organization and significant accounting policies

Organization – American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended January 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$1,992
Capital loss carryforwards*:
Expiring 2009	$(1,369)
Expiring 2011	(402)
Expiring 2012	(17,397)
Expiring 2013	(3,652)	(22,820)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of January 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$42,733
Gross unrealized depreciation on investment securities	(76,762)
Net unrealized depreciation on investment securities	(34,029)
Cost of investment securities	2,196,814

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	Six months ended January 31, 2008	Year ended July 31, 2007
Class A	$43,905	$79,219
Class B	1,244	2,479
Class C	2,275	4,109
Class F	3,751	6,305
Class R-5	595	1,016
Total	$51,770	$93,128

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333.
CRMC is currently waiving 10% of investment advisory services fees. During the six months ended January 31, 2008, total investment advisory services fees waived by CRMC were $382,000. As a result, the fee shown on the accompanying financial statements of $3,818,000, which was equivalent to an annualized rate of 0.339%, was reduced to $3,436,000, or 0.305% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of January 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended January 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$2,765	$301	Not applicable	Not applicable
Class B	314	11	Not applicable	Not applicable
Class C	583	Included in administrative services	$43	$4
Class F	203		86	8
Class R-5	Not applicable		12	1
Total	$3,865	$312	$141	$13

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1994, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $28,000, shown on the accompanying financial statements, includes $25,000 in current fees (either paid in cash or deferred) and a net increase of $3,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2008
Class A	$227,525	14,952	$33,277	2,188	$(298,296)	(19,655)	$(37,494)	(2,515)
Class B	2,578	169	903	59	(7,460)	(490)	(3,979)	(262)
Class C	17,654	1,161	1,704	112	(22,507)	(1,482)	(3,149)	(209)
Class F	29,434	1,933	2,931	193	(43,498)	(2,865)	(11,133)	(739)
Class R-5	5,107	337	322	21	(2,936)	(192)	2,493	166
Total net increase
(decrease)	$282,298	18,552	$39,137	2,573	$(374,697)	(24,684)	$(53,262)	(3,559)

Year ended July 31, 2007
Class A	$575,478	36,485	$59,926	3,802	$(288,218)	(18,306)	$347,186	21,981
Class B	10,473	664	1,781	113	(11,723)	(743)	531	34
Class C	40,404	2,562	3,091	196	(24,222)	(1,539)	19,273	1,219
Class F	79,205	5,025	4,944	314	(37,104)	(2,357)	47,045	2,982
Class R-5	10,096	640	500	32	(7,421)	(471)	3,175	201
Total net increase
(decrease)	$715,656	45,376	$70,242	4,457	$(368,688)	(23,416)	$417,210	26,417

(*) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $302,953,000 and $406,206,000, respectively, during the six months ended January 31, 2008.

Financial highlights (1)

			(Loss) income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 1/31/2008	(5)	$15.54	$.36	$(.42)	$(.06)	$(.36)	$15.12	(.39)%	$1,841	.69%	(6)	.66%	(6)	4.73%	(6)
Year ended 7/31/2007		15.60	.70	(.06)	.64	(.70)	15.54	4.12	1,932	.70		.67		4.44
Year ended 7/31/2006		15.61	.70	(.02)	.68	(.69)	15.60	4.44	1,597	.69		.66		4.47
Year ended 7/31/2005		15.23	.68	.37	1.05	(.67)	15.61	7.03	1,370	.71		.69		4.39
Year ended 7/31/2004		14.98	.71	.24	.95	(.70)	15.23	6.45	1,108	.74		.74		4.67
Year ended 7/31/2003		15.28	.77	(.31)	.46	(.76)	14.98	3.06	955	.77		.77		5.08
Class B:
Six months ended 1/31/2008	(5)	15.54	.30	(.42)	(.12)	(.30)	15.12	(.75)	60	1.40	(6)	1.37	(6)	4.02	(6)
Year ended 7/31/2007		15.60	.59	(.06)	.53	(.59)	15.54	3.40	66	1.41		1.38		3.74
Year ended 7/31/2006		15.61	.59	(.02)	.57	(.58)	15.60	3.71	66	1.41		1.38		3.75
Year ended 7/31/2005		15.23	.58	.37	.95	(.57)	15.61	6.30	65	1.42		1.40		3.69
Year ended 7/31/2004		14.98	.61	.24	.85	(.60)	15.23	5.71	60	1.45		1.45		3.96
Year ended 7/31/2003		15.28	.66	(.31)	.35	(.65)	14.98	2.34	52	1.47		1.47		4.34
Class C:
Six months ended 1/31/2008	(5)	15.54	.30	(.42)	(.12)	(.30)	15.12	(.77)	113	1.45	(6)	1.41	(6)	3.97	(6)
Year ended 7/31/2007		15.60	.58	(.06)	.52	(.58)	15.54	3.35	120	1.46		1.43		3.68
Year ended 7/31/2006		15.61	.58	(.02)	.56	(.57)	15.60	3.66	101	1.46		1.43		3.70
Year ended 7/31/2005		15.23	.56	.37	.93	(.55)	15.61	6.17	90	1.54		1.52		3.55
Year ended 7/31/2004		14.98	.59	.24	.83	(.58)	15.23	5.59	70	1.57		1.57		3.83
Year ended 7/31/2003		15.28	.64	(.31)	.33	(.63)	14.98	2.21	56	1.59		1.59		4.19
Class F:
Six months ended 1/31/2008	(5)	15.54	.35	(.42)	(.07)	(.35)	15.12	(.41)	152	.73	(6)	.70	(6)	4.68	(6)
Year ended 7/31/2007		15.60	.69	(.06)	.63	(.69)	15.54	4.08	167	.74		.71		4.39
Year ended 7/31/2006		15.61	.69	(.02)	.67	(.68)	15.60	4.41	121	.72		.69		4.43
Year ended 7/31/2005		15.23	.67	.37	1.04	(.66)	15.61	6.95	86	.78		.76		4.29
Year ended 7/31/2004		14.98	.70	.24	.94	(.69)	15.23	6.35	46	.82		.82		4.55
Year ended 7/31/2003		15.28	.76	(.31)	.45	(.75)	14.98	2.96	24	.85		.85		4.91
Class R-5:
Six months ended 1/31/2008	(5)	15.54	.37	(.42)	(.05)	(.37)	15.12	(.28)	27	.47	(6)	.44	(6)	4.95	(6)
Year ended 7/31/2007		15.60	.73	(.06)	.67	(.73)	15.54	4.35	25	.48		.45		4.67
Year ended 7/31/2006		15.61	.73	(.02)	.71	(.72)	15.60	4.66	22	.48		.45		4.68
Year ended 7/31/2005		15.23	.72	.37	1.09	(.71)	15.61	7.27	22	.48		.46		4.62
Year ended 7/31/2004		14.98	.75	.24	.99	(.74)	15.23	6.68	27	.51		.51		4.90
Year ended 7/31/2003		15.28	.80	(.31)	.49	(.79)	14.98	3.29	14	.53		.53		5.19

	Six months ended January 31, 2008 (5)

		Year ended July 31
		2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	14%	23%	14%	10%	6%	7%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                                         unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007, through January 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8/1/2007	Ending account value 1/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$996.08	$3.31	.66%
Class A -- assumed 5% return	1,000.00	1,021.82	3.35	.66
Class B -- actual return	1,000.00	992.52	6.86	1.37
Class B -- assumed 5% return	1,000.00	1,018.25	6.95	1.37
Class C -- actual return	1,000.00	992.30	7.06	1.41
Class C -- assumed 5% return	1,000.00	1,018.05	7.15	1.41
Class F -- actual return	1,000.00	995.86	3.51	.70
Class F -- assumed 5% return	1,000.00	1,021.62	3.56	.70
Class R-5 -- actual return	1,000.00	997.16	2.21	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.92	2.24	.44

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).

Offices of the fund and of the
investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete January 31, 2008, portfolio of American High-Income Municipal Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Municipal Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
>American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-940-0308P

Litho in USA CGD/INS/8075-S10053

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments
[logo – American Funds®]

American High-Income Municipal Bond Fund®
Investment portfolio

January 31, 2008
unaudited

Bonds & notes — 94.28%	Principal amount (000)	Market value (000)

ALABAMA — 0.49%
21st Century Auth., Tobacco Settlement Asset-backed Rev. Bonds, Series 2001, 5.25% 2009	$2,215	$2,271
Health Care Auth. of the City of Huntsville, Series 2007-A Bonds, 4.303% 2032[1]	2,000	1,649
Special Care Fac. Fncg. Auth. of the City of Huntsville — Carlton Cove, Retirement Fac. Rev. Bonds
(Carlton Cove, Inc. Project), Series 2001, 8.125% 2031[2]	5,750	2,723
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2002-A, AMT, 6.35% 2035	3,000	3,062
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds,
Series 2006-A, 5.00% 2021	1,000	1,038
		10,743

ALASKA — 1.30%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), First Series 2006, Subseries A-2, AMT, 4.60% 2022	9,090	8,952
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, MBIA insured, 5.50% 2037	4,325	4,626
Industrial Dev. and Export Auth., Community Provider Rev. Bonds (Boys and Girls Home and Family Services, Inc. Project),
Series 2007-C, 5.875% 2027	2,260	2,170
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2002-A, AMT, MBIA insured, 5.50% 2010	1,775	1,876
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2000, 6.20% 2022 (preref. 2010)	1,145	1,208
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	7,625	8,131
Student Loan Corp., Education Loan Rev. Bonds, Series 2005-A, AMT, 5.00% 2014	1,500	1,631
		28,594

ARIZONA — 2.54%
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.70% 2027	470	450
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.80% 2032	1,005	955
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.10% 2022	8,000	7,262
Health Facs. Auth., Health Care Facs. Rev. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037	3,000	2,560
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 3.20% 2042 (put 2015)[1]	6,000	5,640
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 3.05% 2042 (put 2015)[1]	5,000	4,725
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 3.978% 2037[1]	5,000	4,175
Industrial Dev. Auth. of the County of Navajo, Rev. Bonds (Stone Container Corp. Project), Series 1997, AMT, 7.20% 2027	3,600	3,626
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	3,939	4,097
Industrial Dev. Authorities of the County of Pima and the City of Tucson, Joint Single-family Mortgage Rev. Bonds,
Series 2007-A-1, AMT, 5.10% 2038	3,000	3,121
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project),
Series 2007, AMT, 6.55% 2037	14,500	14,188
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	4,234
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	657
		55,690

ARKANSAS — 0.24%
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2013	2,465	2,583
Washington County, Hospital Rev. Ref. Bonds (Washington Regional Medical Center), Series 2005-B, 5.00% 2019	2,635	2,697
		5,280

CALIFORNIA — 7.06%
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	3,500	3,599
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.80% 2011	1,330	1,394
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2020	1,020	950
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	3,000	3,152
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2003-C, 5.375% 2021	1,500	1,551
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	1,650	1,685
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	3,500	3,550
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2018	1,000	1,011
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	1,000	1,037
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	815	793
Capistrano Unified School Dist., Community Facs. Dist. No. 90-2 (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 6.00% 2033	1,210	1,231
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2025	1,165	1,142
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2030	2,675	2,538
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	1,000	1,046
City of Chula Vista, Community Facs. Dist. No. 12-I, Special Tax Bonds (McMillin Otay Ranch Village Seven),
Series 2005, 5.25% 2030	2,135	1,937
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	1,250	1,265
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	1,010
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,250	1,120
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2010	700	724
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2015	995	1,044
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	990	1,022
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	1,840	1,916
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	770	841
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,072
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	1,000	1,074
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	1,000	1,041
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	2,000	1,857
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	1,700	1,904
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	3,000	2,638
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	165	176
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	1,835	1,901
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2016	1,500	1,599
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	1,000	1,043
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2020	455	452
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1,
Special Tax Bonds (Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.375% 2036	1,000	834
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	995
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.25% 2028	1,750	1,614
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	1,330	1,579
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034 (preref. 2013)	2,000	2,362
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2017	3,000	3,091
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.25% 2020	1,250	1,298
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	4,990	5,425
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.00% 2017	500	507
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2023	2,430	2,495
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	1,000	926
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	4,000	3,871
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2006, 5.00% 2037	1,500	1,334
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2022	1,000	958
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	2,000	1,807
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2020	4,815	2,832
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2021	4,145	2,293
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, MBIA insured, 5.35% 2016	1,000	1,061
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project),
BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	1,000	969
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	1,000	1,033
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),
Series 1998-A, AMT, 5.10% 2018 (put 2008)	1,000	1,004
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-A, AMT, 5.00% 2022	3,000	2,931
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.75% 2015	2,800	2,888
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2018	1,000	1,094
Quechan Indian Tribe, Fort Yuma, Governmental Project Bonds, 6.625% 2017[3]	3,000	3,000
Quechan Indian Tribe, Fort Yuma, Governmental Project Bonds, 7.00% 2027[3]	6,000	6,004
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, FSA insured, 5.00% 2017	1,120	1,198
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.00% 2023	1,040	989
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	1,000	1,010
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.85% 2035	2,000	1,945
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,068
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	1,000	926
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.125% 2014	250	255
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	508
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	1,000	1,057
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.00% 2009	940	960
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 6.25% 2012	945	965
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 1999, 6.10% 2014	1,740	1,821
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 1999, 6.10% 2014 (preref. 2009)	325	351
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.50% 2011[3]	800	809
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 2016[3]	3,000	3,083
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[3]	2,700	2,733
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	995
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	5,000	5,004
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
Series 1998-A-3, 5.10% 2025 (put 2010)	4,000	4,043
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	1,440	1,455
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	1,295	1,302
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2007-A, 5.40% 2017	2,000	2,027
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2007-A, 5.625% 2033	1,000	955
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	2,922
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	4,030	3,889
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,731
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.90% 2034	2,500	2,404
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.35% 2009	940	963
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.),
Series 2001-A, 5.25% 2027 (preref. 2012)	910	1,007
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2030	1,000	882
		154,777

COLORADO — 5.29%
Arapahoe County, Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project), Capital Appreciation Bonds,
Series 2000-B, 0% 2034 (preref. 2010)	7,500	1,158
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	1,500	1,409
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	4,110	3,700
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	2,500	2,175
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2010	250	258
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2013	595	617
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2014	355	367
City of Black Hawk, Device Tax Rev. Ref. Bonds, Series 2006-A, 5.00% 2018	600	599
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,744
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, Series 2006, 5.95% 2036	2,000	1,703
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 6.125% 2037	2,000	1,732
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC insured, 5.00% 2012	500	536
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.25% 2032	17,000	14,493
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.75% 2032	1,000	913
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2007-B, 4.533% 2033[1]	5,000	3,989
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019	3,500	3,601
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Brighton Charter School Project),
Series 2006, 6.00% 2036	1,700	1,671
Educational and Cultural Facs. Auth., Rev. Bonds (Cerebral Palsy of Colorado Project), Series 2006-A, 6.25% 2036	1,275	1,280
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016	385	417
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2002, 5.90% 2027	1,830	1,895
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2024	3,880	4,000
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2036	1,850	1,832
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2000, 6.60% 2016 (preref. 2010)	615	697
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2026	2,100	1,977
Health Facs. Auth., Rev. Bonds (Christian Living Communities Project), Series 2006-A, 5.75% 2037	2,750	2,572
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 6.125% 2033	1,000	1,020
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,372
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,150	1,189
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,517
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,131
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	12,500	11,071
Housing and Fin. Auth., Single-family Program Bonds, Series 1997-B-2, AMT, 7.00% 2026	15	15
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 8.00% 2025	8,500	9,084
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2005, 8.125% 2025	5,000	5,001
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref. and Improvement Bonds, Series 2001, 7.75% 2026	2,750	2,891
North Range Metropolitan Dist. No. 1 (City of Commerce, Adams County), Limited Tax G.O. Bonds,
Series 2001, 7.25% 2031 (preref. 2011)	995	1,145
North Range Metropolitan Dist. No. 2 (Adams County), Limited Tax G.O. Bonds, Series 2007, 5.50% 2027	500	451
North Range Metropolitan Dist. No. 2 (Adams County), Limited Tax G.O. Bonds, Series 2007, 5.50% 2037	1,750	1,526
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	2,750	2,470
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range Metropolitan Dist. No. 2 Project),
Series 2001, 7.75% 2026 (preref. 2011)	7,155	8,337
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax) Ref. and Improvement Bonds,
Series 2007, 5.25% 2037	1,250	1,056
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	1,225	1,065
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds,
Series 2006, 5.75% 2036	1,190	978
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031 (preref. 2009)	3,980	4,232
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 6.625% 2040	2,250	2,177
		116,063

CONNECTICUT — 1.25%
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-A, 5.85% 2028	1,375	1,409
Dev. Auth., Pollution Control Rev. Ref. Bonds (Connecticut Light and Power Co. Project), Series 1993-B, AMT, 5.95% 2028	1,500	1,531
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, MBIA insured, 4.25% 2019	825	817
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-A, 5.50% 2036[3]	1,500	1,407
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.60% 2009[3]	1,000	1,021
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1997-B, 5.75% 2018[3]	3,000	3,022
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 5.375% 2011	770	788
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.00% 2016	6,100	6,258
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2021	3,000	3,030
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2001, 6.25% 2031	2,000	2,013
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.50% 2013	1,680	1,736
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	5,000	4,427
		27,459

DELAWARE — 0.05%
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	1,000	1,076

FLORIDA — 15.54%
Alachua County Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, 4.303% 2037[1]	1,500	1,255
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.625% 2022	1,000	974
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	5,000	4,762
Alachua County, Industrial Dev. Rev. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.875% 2042	4,500	4,232
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project),
Series 2006-B, 5.25% 2016	3,720	3,366
Arborwood Community Dev. Dist. (City of Fort Myers), Capital Improvement Rev. Bonds (Centex Homes Project),
Series 2006-B-2, 5.10% 2016	2,145	1,908
Ave Maria Stewardship Community Dist. (Collier County), Bond Anticipation Bonds, Series 2006, 4.80% 2012	3,000	2,787
Ave Maria Stewardship Community Dist. (Collier County), Capital Improvement Rev. Bonds, Series 2006-A, 5.125% 2038	2,000	1,569
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	1,600	1,436
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,384
Beacon Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Completion Bonds,
Series 2007-A, 6.00% 2038	2,000	1,767
Beacon Lakes Community Dev. Dist. (Miami-Dade County), Special Assessment Completion Bonds,
Series 2007-B, 6.20% 2038	1,500	1,332
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.00% 2014	640	676
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Industrial Project),
Series 2002-B, 7.25% 2033	1,960	2,020
Belmont Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2006-B, 5.125% 2014	1,000	911
Boynton Village Community Dev. Dist. (City of Boynton Beach), Special Assessment Bonds, Series 2007-A-2, 6.00% 2038	1,500	1,335
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032 (preref. 2012)	3,400	4,170
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
(Capital Projects Loan Program — Glenridge on Palmer Ranch Project), Series 2002-B, 7.625% 2032 (preref. 2009)	2,470	2,620
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	3,510	3,542
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2005-A, 6.125% 2036	4,490	4,114
City Center Community Dev. Dist., Special Assessment Rev. Bonds (Polk County), Series 2007-A, 6.00% 2038	5,715	5,042
Concorde Estates Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2011	555	535
Connerton West Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2007-B, 5.125% 2016	2,500	2,242
Crosscreek Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2007-A, 5.60% 2039	1,500	1,088
Crosscreek Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2007-B, 5.50% 2017	3,400	2,754
East Homestead Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2006-B, 5.00% 2011	685	653
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2006-A, AMT, 4.80% 2038	6,985	7,110
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	3,000	3,014
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2004-B, 5.125% 2009	325	319
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds, Series 2007-B, 5.00% 2012	1,950	1,845
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B, 7.375% 2031 (preref. 2010)	985	1,102
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	7,355	7,519
Gateway Services Community Dev. Dist., Special Assessment Bonds (Sun City Center Fort Myers Project),
Series 2003-B, 5.50% 2010	510	502
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014	11,500	10,530
Grand Bay at Doral Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds, Series 2007-B, 6.00% 2017	13,000	12,162
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-A, 7.00% 2033	930	975
Greyhawk Landing Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds, Series 2002-B, 6.25% 2009	75	75
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2001-B, 6.35% 2010	1,165	1,168
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	4,340	4,404
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	1,280	1,075
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2011 (escrowed to maturity)	2,000	2,176
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2013 (preref. 2012)	3,535	3,882
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2016	1,200	1,275
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2018	2,000	2,107
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2018	3,000	3,204
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	2,000	2,075
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2027	2,000	2,026
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	1,000	1,060
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2013	1,500	1,598
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2018	3,795	3,922
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2020	3,485	3,614
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.00% 2017	2,750	2,776
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. and Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027	4,000	4,014
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project), Series 2007-A, 5.00% 2024	2,000	2,052
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	775	813
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011	165	165
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-B, 5.40% 2008	285	284
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.60% 2037	930	804
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-B, 4.875% 2010	3,375	3,262
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010	1,285	1,242
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,850	2,391
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038	2,000	1,561
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011	7,250	6,786
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2022	2,235	2,296
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2032	3,000	2,935
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	1,000	813
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	3,250	2,689
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 5.00% 2013	3,275	3,035
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-A, 5.50% 2038	1,000	738
Landmark at Doral Community Dev. Dist. (City of Doral), Special Assessment Bonds, Series 2006-B, 5.20% 2015	5,000	4,081
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 1997-A, 6.25% 2017	2,500	2,521
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	2,000	1,768
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,250	2,003
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	2,000	2,019
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	2,000	1,932
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	12,425	11,210
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,919
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-A, 5.45% 2039	4,000	3,262
Madeira Community Dev. Dist. (City of St. Augustine), Special Assessment Rev. Bonds, Series 2007-B, 5.25% 2014	2,750	2,523
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 2014	4,255	4,003
Marion County Hospital Dist., Health System Ref. and Improvement Rev. Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	1,100	1,139
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	2,875	3,017
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	4,755	4,919
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2001-A, 6.85% 2033 (preref. 2011)	2,080	2,358
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-1, 4.80% 2009	835	816
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-B, 5.00% 2009	145	143
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	1,975	1,778
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004, AMT, 4.00% 2018 (put 2009)	1,000	1,006
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	4,000	4,170
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds (Infrastructure Project),
Series 2004-B, 6.50% 2037	2,000	1,880
Naturewalk Community Dev. Dist. (Walton County), Capital Improvement Rev. Bonds, Series 2007-A, 5.50% 2038	1,000	801
Naturewalk Community Dev. Dist. (Walton County), Capital Improvement Rev. Bonds, Series 2007-B, 5.30% 2016	1,970	1,770
New Port Tampa Bay Community Dev. Dist., Special Assessment Bonds (City of Tampa), Series 2006-A, 5.875% 2038	1,500	987
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Heron Bay Project),
Series 1997, 7.00% 2019	2,250	2,260
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	3,875	3,061
North Springs Improvement Dist. (Broward County), Special Assessment Bonds (Parkland Isles Project),
Series 1997-A, 7.00% 2019	1,000	1,004
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds (Unit of Dev. No. 9B),
Series 1999, 5.85% 2013 (preref. 2009)	560	585
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A, 5.80% 2026	3,250	3,205
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	2,000	2,001
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
Series 2006, 5.70% 2037	3,780	3,223
Parker Road Community Dev. Dist. (Alachua County), Capital Improvement Rev. Bonds, Series 2007-A, 5.60% 2038	1,500	1,254
Parker Road Community Dev. Dist. (Alachua County), Capital Improvement Rev. Bonds, Series 2007-B, 5.35% 2015	2,000	1,839
Parklands Lee Community Dev. Dist. (Bonita Springs), Special Assessment Bonds, Series 2005-B, 5.125% 2011	1,045	1,005
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010	2,040	1,951
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds, Series 2002, 7.25% 2033	2,360	2,487
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	1,455	1,446
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	1,765	1,778
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	3,230	2,999
Seminole Tribe of Florida 5.75% 2022[3]	2,760	2,804
Seminole Tribe of Florida 5.50% 2024[3]	2,500	2,484
Seminole Tribe of Florida 5.25% 2027[3]	7,000	6,658
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.10% 2025	4,000	3,655
Shingle Creek Community Dev. Dist. (Osceola County), Capital Improvement Rev. Bonds, Series 2006, 6.125% 2037	4,000	3,537
Six Mile Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds, Series 2007, 5.875% 2038	3,350	2,572
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds, Series 2002, 6.90% 2033	3,795	3,979
South Village Community Dev. Dist. (Clay County), Capital Improvement Rev. Bonds, Series 2005-A, 5.70% 2035	970	825
Split Pine Community Dev. Dist. (City of Jacksonville), Special Assessment Bonds, Series 2007-A, 5.25% 2039	3,000	2,418
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County), Special Assessment Rev. Bonds,
Series 2000-B, 6.45% 2010	50	50
Stoneybrook South Community Dev. Dist. (Osceola County), Special Assessment Rev. Bonds, Series 2007-B, 5.45% 2015	6,250	5,728
Sweetwater Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
Series 2007-B-1, 5.30% 2017	2,000	1,770
Tison’s Landing Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005-B, 5.00% 2011	2,000	1,884
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	995	825
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.45% 2023	2,000	1,982
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2007, 6.65% 2040	2,000	1,975
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds,
Series 2005, 6.00% 2036	2,930	2,605
Turnbull Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2005, 5.80% 2035	975	833
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,590	4,185
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,175	1,014
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2001-A, 6.95% 2033 (preref. 2011)	3,285	3,685
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	995	957
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-A, 6.75% 2034	980	983
Venetian Community Dev. Dist. (Sarasota County), Capital Improvement Rev. Bonds, Series 2002-B, 5.95% 2012	80	78
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010	20	20
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,690	1,620
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-B, 6.55% 2015	3,910	3,830
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	6,000	5,200
Winter Garden Village at Fowler Groves Community Dev. Dist. (City of Winter Garden), Special Assessment Bonds,
Series 2006, 5.65% 2037	2,000	1,763
		340,911

GEORGIA — 1.28%
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.75% 2014 (preref. 2011)	815	934
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project), Series 2001, 7.90% 2024 (preref. 2011)	2,000	2,408
City of Atlanta, Tax Allocation Bonds (Eastside Project), Series 2005-A, AMT, 5.625% 2016	1,750	1,769
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	1,500	1,360
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	1,500	1,504
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	2,000	1,892
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2037	3,500	3,190
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2018	2,000	2,030
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2022	5,000	4,843
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	2,000	2,017
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	986
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2028	1,395	1,362
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	2,750	2,499
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,375	1,208
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 6.00% 2012 (escrowed to maturity)	40	46
		28,048

GUAM — 0.05%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	1,041

IDAHO — 1.33%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-H-2, AMT, 5.40% 2010	115	117
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1997-I-2, AMT, 5.55% 2010	65	66
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-B-2, AMT, 5.20% 2011	110	112
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013	240	242
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-D-3, AMT, 5.15% 2013	240	242
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-G, AMT, 5.75% 2014	130	132
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	1,030	1,066
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	730	740
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-F, Class III, AMT, 5.30% 2021	950	959
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	910	932
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	840	853
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	820	828
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	780	745
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	1,250	1,264
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	1,150	1,114
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-B, Class III, AMT, 5.40% 2024	1,740	1,759
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-B, Class III, AMT, 5.00% 2025	1,970	2,016
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	950	955
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-D, Class III, AMT, 4.90% 2026	1,205	1,219
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-F, Class III, AMT, 5.00% 2026	1,175	1,196
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-D, Class III, AMT, 5.20% 2027	3,155	3,291
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-F, Class III, AMT, 4.80% 2028	1,400	1,426
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-A, Class III, AMT, 4.85% 2028	1,195	1,220
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	875	824
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	2,000	2,032
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-E-1, Class III, AMT, 4.85% 2028	2,650	2,546
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-J, Class III, AMT, 5.00% 2028	1,190	1,219
		29,115

ILLINOIS — 6.22%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds
(Forest City Project), Series 2005, 5.90% 2027	6,000	6,129
City of Chicago, Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2000-B, 4.75% 2030 (put 2014)	1,000	1,031
City of Chicago, Midway Airport Rev. Bonds, Series 2001-A, AMT, FSA insured, 5.50% 2015	1,000	1,076
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-C, AMT, AMBAC insured, 5.50% 2015	4,030	4,211
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2001-E, AMT, AMBAC insured, 5.50% 2016	1,170	1,220
City of Chicago, Special Assessment Improvement Bonds (Lakeshore East Project), Series 2002, 6.75% 2032	2,000	2,075
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project),
Series 2006, 5.85% 2026	500	499
Village of Deerfield, Lake and Cook Counties, Educational Fac. Rev. Bonds (Chicagoland Jewish High School Project),
Series 2006, 6.00% 2041	790	779
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.40% 2016	550	545
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.625% 2036	3,650	3,338
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,000	965
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,000	926
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	3,500	3,077
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.00% 2025	2,250	2,212
Fin. Auth., Rev. Bonds (Clare at Water Tower Project), Series 2005-A, 6.125% 2038	9,000	8,623
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	2,000	2,052
Fin. Auth., Rev. Bonds (Landing at Plymouth Place Project), Series 2005-A, 6.00% 2037	2,500	2,403
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2027	3,490	3,557
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2037	2,000	2,015
Fin. Auth., Rev. Bonds (Monarch Landing, Inc. Fac.), Series 2007-A, 7.00% 2042	5,725	5,761
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2027	1,000	960
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2037	3,000	2,829
Fin. Auth., Rev. Bonds (Sedgebrook, Inc. Fac.), Series 2007-A, 6.00% 2042	2,000	1,863
Fin. Auth., Rev. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	2,000	1,970
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2026	1,000	966
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	1,871
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 5.75% 2014	750	748
Fin. Auth., Rev. Ref. Bonds (Fairview Obligated Group), Series 2004-A, 6.00% 2020	1,000	1,001
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	3,000	2,809
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	3,500	3,164
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,074
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	1,007
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2004, 5.25% 2008	1,500	1,521
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,413
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	3,000	2,754
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	5,500	5,509
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	5,000	4,668
Village of Hampshire (Kane County), Special Service Area Number 13, Special Tax Bonds (Tuscany Woods Project),
Series 2007, 5.75% 2037	5,000	4,492
Village of Hampshire (Kane County), Special Service Area Number 16, Special Tax Bonds
(Crown Dev. Projects — Prairie Ridge West), Series 2007-A, 6.00% 2046	3,230	3,009
Village of Hampshire (Kane County), Special Service Area Number 18, Special Tax Bonds
(Crown Dev. Projects — Tamms Farm), Series 2007-A, 6.00% 2044	1,210	1,128
Village of Hampshire (Kane County), Special Service Area Number 19, Special Tax Bonds
(Crown Dev. Projects — Prairie Ridge East), Series 2007-A, 6.00% 2046	3,000	2,775
Health Facs. Auth., Rev. Bonds (Alexian Brothers Health System), Series 1999, FSA insured, 5.125% 2028	295	301
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2014	1,500	1,526
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	500	508
Health Facs. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	5,000	5,452
Health Facs. Auth., Rev. Bonds (Lutheran Senior Ministries Obligated Group — Lutheran Hillside Village Project),
Series 2001-A, 7.375% 2031 (preref. 2011)	500	583
Health Facs. Auth., Rev. Bonds (Riverside Health System), Series 2002, 5.75% 2022 (preref. 2012)	1,000	1,132
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 4.85% 2026	1,915	1,842
Housing Dev. Auth., Housing Bonds (Sunrise Apartments), Series 2006-D, AMT, 5.00% 2042	1,665	1,568
Housing Dev. Auth., Housing Bonds, Series G, 4.20% 2015	1,135	1,169
Housing Dev. Auth., Housing Bonds, Series G, 4.30% 2016	445	461
Housing Dev. Auth., Housing Bonds, Series G, 4.55% 2021	825	830
Housing Dev. Auth., Housing Bonds, Series G, 4.80% 2032	1,000	966
Housing Dev. Auth., Multi-family Housing Rev. Bonds (GNMA Collateralized — Lifelink Developments),
Series 2006, AMT, 4.70% 2026	5,480	5,707
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,850	1,872
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022	2,500	2,444
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040	5,000	4,726
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Bonds (Lakewood Creek Project),
Series 2001, 7.75% 2030 (preref. 2011)	3,798	4,413
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project),
Series 2006, RADIAN insured, 4.70% 2030	1,000	939
		136,464

INDIANA — 2.45%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2028	2,055	1,899
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2032	1,000	905
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011	1,000	1,009
City of Fort Wayne, Pollution Control Rev. Ref. Bonds (General Motors Corp. Project), Series 2002, 6.20% 2025	3,375	3,220
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2036	2,500	2,418
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	2,000	1,922
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	5,220	5,312
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	4,000	3,933
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	3,750	3,535
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.00% 2019 (preref. 2012)	3,450	3,619
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,000	1,091
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project),
Series 1995-A, AMT, 6.50% 2031[2]	3,500	297
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	11,800	12,175
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2004-I, AMT, MBIA insured, 5.25% 2014	2,000	2,193
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2015	2,000	2,142
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,139
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2026	230	226
St. Joseph County, Econ. Dev. Rev. Bonds (Holy Cross Village at Notre Dame Project), Series 2006-A, 6.00% 2038	500	474
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	1,375	1,391
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	4,000	3,796
		53,696

IOWA — 1.38%
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2047	2,075	1,893
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2037	2,500	2,521
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2042	5,000	5,035
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027	1,000	1,070
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	1,420	1,517
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Waldorf College Project), 7.375% 2019 (preref. 2010)	9,245	10,510
Higher Education Loan Auth., Private College Fac. Rev. Bonds (Wartburg College Project), Series 2005-B, 5.55% 2037	5,620	5,580
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	2,000	2,198
		30,324

KANSAS — 0.41%
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2017	1,200	1,198
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	1,500	1,364
City of Manhattan, Health Care Fac. Rev. Bonds (Meadowlark Hills Retirement Community), Series 2007-B, 5.125% 2042	1,000	857
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,705	2,481
City of Salina, Hospital Ref. and Improvement Rev. Bonds (Salina Regional Health Center, Inc.), Series 2006, 4.625% 2031	1,500	1,398
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	1,855	1,819
		9,117

KENTUCKY — 0.41%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.60% 2008	1,000	1,000
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.80% 2012	1,000	1,002
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional Healthcare, Inc. Project),
Series 1997, 5.85% 2017	7,000	7,001
		9,003

LOUISIANA — 2.96%
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project), Series 1998-A, 6.20% 2028	5,000	5,013
Village of Hodge, Combined Utility System Rev. Ref. Bonds (Stone Container Corp. Project), Series 2003, AMT, 7.45% 2024	4,000	4,298
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	13,000	13,401
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,500	2,611
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	1,000	990
Public Facs. Auth., Rev. Ref. Bonds (Pennington Medical Foundation Project), Series 2006, 5.00% 2026	2,875	2,895
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	19,750	19,223
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	16,835	16,422
		64,853

MAINE — 0.11%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 4.65% 2016	1,500	1,496
Health and Higher Educational Facs. Auth., Rev. Bonds (Piper Shores Issue), Series 1999-A, 7.50% 2019 (preref. 2009)	850	889
		2,385

MARYLAND — 1.67%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,710	2,446
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,000	1,995
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	990	1,071
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	1,000	966
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	1,500	1,464
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	2,340	2,523
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	970	1,140
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,500	3,535
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	3,000	2,965
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	985	982
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	7,000	6,482
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2012	1,000	1,051
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	2,590	2,812
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.375% 2024	2,000	2,045
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds
(GNMA Collateralized — Langley Gardens Apartments Project), Series 1997-A, 5.75% 2029	1,000	1,018
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,859
Prince George’s County, Special Obligation Bonds (Woodview Village Phase II Subdistrict),
Series 2002, 7.00% 2032 (preref. 2012)	1,911	2,278
		36,632

MASSACHUSETTS — 1.46%
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,400	1,375
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management, Inc. Project),
Series 1999-B, AMT, 6.90% 2029 (put 2009)	1,000	1,056
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Tax-Exempt Series 1999, 5.625% 2029	4,150	4,018
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.25% 2018	1,000	944
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.50% 2027	2,500	2,291
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2035	3,000	2,775
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2007-A, 5.75% 2042	2,000	1,815
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.60% 2022	5,000	4,937
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	10,000	9,690
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series C, 6.00% 2015	1,000	1,088
Housing Fin. Agcy., Housing Bonds, Series 2006-D, AMT, 4.625% 2026	2,025	1,953
		31,942

MICHIGAN — 1.90%
Econ. Dev. Corp. of the County of Delta, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Escanaba Paper Co. Project), Series 2002-A, 6.25% 2027 (preref. 2012)	2,000	2,280
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 1998-A, 5.00% 2008	710	710
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	1,500	1,457
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	2,750	2,467
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.25% 2014	405	417
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 5.00% 2016	445	476
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.00% 2017	460	458
Higher Education Facs. Auth., Limited Obligation Rev. Bonds (Alma College Project), Series 2005, 4.10% 2018	480	480
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-P, AMT, AMBAC insured, 4.50% 2017	5,000	5,077
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	3,000	3,147
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.95% 2026	2,500	2,515
Hospital Fin. Auth., Hospital Rev. Bonds (Detroit Medical Center Obligated Group), Series 1998-A, 5.125% 2018	1,550	1,512
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	1,000	1,015
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Hackley Hospital Obligated Group), Series 1998-A, 5.30% 2013	1,000	1,012
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Pontiac Osteopathic), Series 1994-A, 6.00% 2014	900	901
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2002-C, 5.375% 2023	1,500	1,566
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2007-B, AMT, FSA insured, 4.95% 2044	8,000	7,669
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.375% 2026	1,250	1,158
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2010	1,330	1,383
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2014	1,600	1,710
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2015	1,710	1,812
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	2,425	2,543
		41,765

MINNESOTA — 0.20%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	2,900	3,167
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds
(HealthPartners Obligated Group Project), Series 2003, 5.25% 2009	1,250	1,290
		4,457

MISSISSIPPI — 0.34%
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	2,500	2,533
Hospital Equipment and Facs. Auth., Rev. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	5,000	5,047
		7,580

MISSOURI — 2.03%
Branson Regional Airport Transportation Dev. Dist., Airport Rev. Bonds (Branson Airport Project),
Series 2007-B, AMT, 6.00% 2037	1,000	933
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2019	2,885	2,903
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	1,850	1,859
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds, Series 2006-A, 4.65% 2017	2,100	1,983
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals),
Series 2006, 5.00% 2018	1,600	1,697
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (St. Luke’s Episcopal — Presbyterian Hospitals),
Series 2006, 5.00% 2019	2,000	2,105
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.25% 2012	2,515	2,726
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	3,000	2,761
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	4,000	4,000
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	3,500	3,381
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, FSA insured, 5.00% 2027	5,490	5,585
Industrial Dev. Auth. of the City of St. Louis, Tax Increment Rev. Ref. Bonds (Southtown Redev. Project),
Series 2006, 5.125% 2026	2,000	1,877
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds
(Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	9,234
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds
(Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	3,456
		44,500

MONTANA — 0.25%
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	1,250	1,242
Fac. Fin. Auth., Senior Living Rev. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	2,100	2,098
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	1,950	2,083
		5,423

NEBRASKA — 0.43%
Educational Fin. Auth., Rev. and Ref. Bonds (Concordia University Project), Series 2007, 5.00% 2037	2,000	1,826
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	2,960	3,162
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	4,230	4,489
		9,477

NEVADA — 2.77%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), AMT, 3.25% 2031 (put 2009)	2,000	2,007
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Bonds,
Series 1999, 7.50% 2019 (preref. 2009)	4,150	4,608
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	1,000	855
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.125% 2011	975	1,011
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.40% 2014	1,180	1,222
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.50% 2015	930	964
Clark County, Special Improvement Dist. No. 132 (Summerlin South Area (Villages 15A and 18)),
Local Improvement Bonds, Series 2001, 6.875% 2021	2,400	2,484
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.60% 2013	990	993
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 5.75% 2014	990	993
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Bonds, Series 2003, 6.375% 2023	3,345	3,308
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	775	793
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.375% 2026 (preref. 2008)	225	230
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	1,755	1,950
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.75% 2020 (preref. 2010)	245	272
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	4,000	4,034
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,120	1,010
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,400	1,243
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2014	730	704
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2017	1,000	927
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,500	2,138
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	8,475	6,843
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	1,640	1,687
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	965	979
Housing Division, Single-family Mortgage Bonds, Series 1999-B-1, 4.95% 2012	55	56
Housing Division, Single-family Mortgage Bonds, Series 1999-D-2, AMT, 5.90% 2013	55	56
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.75% 2016	2,130	2,095
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B),
Local Improvement and Ref. Bonds, Series 2007, 5.875% 2021	1,000	985
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	5,000	4,901
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,849
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	2,375	2,093
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	7,000	7,539
		60,829

NEW HAMPSHIRE — 0.51%
Business Fin. Auth., Pollution Control Rev. Ref. Tax-Exempt Bonds (Public Service Co. of New Hampshire Project),
Series 1992-D, AMT, 6.00% 2021	2,000	2,042
Health and Education Facs. Auth., Rev. Bonds (Exeter Hospital Obligated Group Issue), Series 2001-A, 5.75% 2031	1,000	1,030
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	5,000	5,036
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.25% 2020	1,200	1,280
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.00% 2027	1,715	1,725
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds, Series 1997-D, AMT, 5.60% 2012	100	102
		11,215

NEW JERSEY — 2.48%
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2014	1,500	1,625
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015	5,500	5,979
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.50% 2016	2,750	3,027
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation Improvement Dist. Project),
Series 1998-A, 6.375% 2031 (preref. 2014)	2,500	2,987
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2018	1,000	1,021
Econ. Dev. Auth., First Mortgage Rev. Bonds (Fellowship Village Project), Series 1998-C, 5.50% 2028	1,500	1,503
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.20% 2009	1,000	1,014
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.30% 2010	1,000	1,021
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2018	1,000	1,014
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A, 5.50% 2025	1,000	1,005
Econ. Dev. Auth., Retirement Community Rev. Bonds (Cedar Crest Village, Inc. Fac.),
Series 2001-A, 7.25% 2031 (preref. 2011)	1,250	1,467
Econ. Dev. Auth., Retirement Community Rev. Bonds (Seabrook Village, Inc. Fac.),
Series 2000-A, 8.25% 2030 (preref. 2010)	2,000	2,331
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	3,250	2,945
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.40% 2023	2,000	1,923
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 6.25% 2029	7,000	6,578
Housing and Mortgage Fin. Agcy., Multi-family Rev. Bonds, Series 2007-A, AMT, MBIA insured, 4.75% 2033	2,000	1,874
Housing and Mortgage Fin. Agcy., Multi-family Rev. Bonds, Series 2007-A, AMT, MBIA insured, 4.85% 2039	1,500	1,411
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	3,690	3,432
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.625% 2026	11,500	10,063
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.25% 2019	2,000	2,278
		54,498

NEW MEXICO — 0.48%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist. — Airport Road Business Center, Phase III),
Series 2001-A, 8.375% 2021	1,925	1,908
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist. — Border Industrial Park, Phase I & II),
Series 2001-B, 8.875% 2021	4,870	4,821
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,721
		10,450

NEW YORK — 4.26%
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 6.00% 2029 (put 2012)	2,000	2,234
Town of Hempstead Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Hofstra University Civic Fac.), Series 2003, 5.25% 2019	550	585
Housing Fin. Agcy., Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.10% 2009	800	811
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2006-B, 4.50% 2036	3,000	2,863
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 133, AMT, 6.00% 2032	895	969
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,251
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,534
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	997
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	503
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	19,000	19,551
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	8,500	8,771
New York City Industrial Dev. Agcy., Rev. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project),
Series 1997, AMT, 6.20% 2022	2,835	2,890
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	8,000	8,568
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	7,000	7,707
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (JetBlue Airways Corp. Project),
Series 2006, AMT, 5.00% 2020	6,000	5,145
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (JetBlue Airways Corp. Project),
Series 2006, AMT, 5.125% 2030	5,480	4,399
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.00% 2013	3,000	3,153
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,535	1,657
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	4,500	4,873
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	2,000	2,179
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2020	2,000	2,126
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds (Solvay Paperboard LLC Project),
Series 1998, AMT, 6.80% 2014	1,200	1,226
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[3]	2,000	2,053
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[3]	5,685	5,237
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
(Peconic Landing at Southold, Inc. Project), Series 2000-A, 8.00% 2030	2,000	2,130
		93,412

NORTH CAROLINA — 1.12%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.125% 2009	2,950	3,033
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,138
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-A, 5.20% 2010	1,000	1,036
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.55% 2014	1,000	1,035
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-B, 5.70% 2017	2,000	2,068
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1999-D, 6.75% 2026	1,000	1,056
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,119
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.375% 2017	1,500	1,588
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	1,750	1,907
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 23-A, AMT, 5.00% 2036	4,910	5,123
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Southminster Project),
Series 2007-A, 5.75% 2037	2,000	1,959
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 1999-B, 6.50% 2020	1,000	1,059
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series 2003-A, 5.50% 2013	1,250	1,352
		24,473

NORTH DAKOTA — 0.14%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series B, AMT, 4.75% 2031	3,000	2,832
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018	220	222
		3,054

OHIO — 2.61%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	2,000	1,935
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	20,500	20,397
City of Centerville, Health Care Rev. Bonds (Bethany Lutheran Village Continuing Care Facility Expansion Project),
Series 2007-A, 6.00% 2038	1,000	954
City of Cleveland, Airport Special Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.70% 2019	1,500	1,391
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2015	1,520	1,578
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2016	1,685	1,743
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,000	1,768
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.75% 2036	3,000	2,734
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.20% 2014	1,320	1,346
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2005-A, AMT, 4.30% 2015	1,420	1,436
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-A, AMT, 5.50% 2036	2,335	2,471
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	4,000	4,294
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2013	1,075	1,172
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2018	1,020	1,073
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated Group),
Series 1999, 6.75% 2022 (preref. 2010)	1,000	1,101
City of Moraine, Solid Waste Disposal Rev. Bonds (General Motors Corp. Project), Series 1999, AMT, 5.65% 2024	1,940	1,740
Solid Waste Rev. Bonds (General Motors Corp. Project), Series 2002, AMT, 6.30% 2032	1,845	1,736
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022	335	352
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2030	585	609
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System Obligated Group),
Series 2000-B, 6.375% 2022 (preref. 2010)	665	742
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore Power Project), Series 1998-A, AMT, 5.875% 2020	3,400	3,338
Water Dev. Auth., Solid Waste Rev. Bonds (Allied Waste North America, Inc. Project), Series 2007-A, AMT, 5.15% 2015	3,500	3,300
		57,210

OKLAHOMA — 0.58%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.30% 2016[3]	1,125	1,109
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.60% 2021[3]	1,500	1,376
Dev. Fin. Auth., Student Housing Rev. Bonds (Seminole State College Project), Series 2006, 5.125% 2036	1,250	1,140
Langston Econ. Dev. Auth., Rev. Bonds (Langston University Student Housing/LDF Student Housing, LLC Project),
Series 2006-A, ACA insured, 4.75% 2021	1,000	912
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
Series 2000-A, 7.40% 2017 (preref. 2010)	1,000	1,137
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston Community Dev. Corp. Project),
Series 2000-A, 7.75% 2030 (preref. 2010)	4,050	4,637
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines Corp.), Ref.
Series 2000-B, AMT, 6.00% 2035 (put 2008)	2,500	2,485
		12,796

OREGON — 0.53%
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 4.875% 2008	550	548
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Rev. Bonds, Series 2006-C, 5.625% 2026	6,665	6,382
Gilliam County, Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 5.25% 2029	5,000	4,774
		11,704

PENNSYLVANIA — 2.50%
Allegheny County Airport Auth., Airport Rev. Bonds (Pittsburgh International Airport), Ref.
Series 2002-B, AMT, FGIC insured, 5.00% 2017	2,500	2,661
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2012	1,915	1,918
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2013	3,000	2,998
Allegheny County Hospital Dev. Auth., Health System Rev. Bonds (West Penn Allegheny Health System),
Series 2007-A, 5.00% 2017	8,500	8,373
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	2,250	2,244
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 5.10% 2027	1,500	1,429
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-A, 5.40% 2016	1,500	1,534
Harrisburg Auth. (Dauphin County), University Rev. Bonds (Harrisburg University of Science and Technology Project),
Series 2007-B, 6.00% 2036	5,500	5,481
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	3,535	3,774
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998, ACA insured, 5.70% 2009	565	563
McKean County Hospital Auth., Hospital Rev. Bonds (Bradford Hospital Project), Series 2005, ACA insured, 5.00% 2016	1,000	960
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	2,000	1,998
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	1,994
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	3,000	2,992
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	1,000	1,055
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement — Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,653
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	4,000	4,049
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998, 5.50% 2010	1,000	1,001
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	3,075	2,808
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,185
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.875% 2032	1,400	1,343
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare Obligated Group),
Series 2000-B, 8.125% 2030 (preref. 2010)	1,500	1,740
		54,753

PUERTO RICO — 0.54%
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	4,025	4,295
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	1,000	1,094
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series N, 5.25% 2016	2,760	2,953
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	1,000	1,061
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC insured, 0% 2054	20,000	1,619
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC insured, 0% 2040	5,000	880
		11,902

RHODE ISLAND — 0.14%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021	130	140
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue),
Series 2002, 6.375% 2021 (preref. 2012)	870	1,007
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 55-B, AMT, 4.55% 2022	2,000	1,956
		3,103

SOUTH CAROLINA — 1.62%
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.00% 2016	3,045	2,833
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.125% 2026	1,000	878
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.30% 2036	2,015	1,750
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.00% 2013	2,040	2,221
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, 5.75% 2010	1,345	1,405
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	3,105	3,664
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	395	465
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	2,000	1,809
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.30% 2035	2,750	2,374
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1999-A, 5.25% 2015	6,000	6,116
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	9,750	9,905
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	2,000	2,062
		35,482

SOUTH DAKOTA — 0.06%
Education Loans Incorporated, Student Loan Asset-backed Callable Notes, Series 1998-1, AMT, 4.95% 2010	1,205	1,236

TENNESSEE — 1.87%
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project),
Series 2005-A, 5.00% 2015	2,800	2,854
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,592
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	1,600	1,623
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2019	2,000	2,003
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	3,275	3,516
Knox County Health, Educational and Housing Facs. Board, Fort Sanders Alliance Obligated Group Hospital Rev. Bonds,
Series 1990-A, MBIA insured, 6.25% 2013	1,000	1,133
Industrial Dev. Board of Maury County, Multi-Modal Interchangeable Rate Pollution Control Rev. Ref. Bonds
(Saturn Corp. Project), Series 1994, 6.50% 2024	4,500	4,387
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	1,880	2,151
Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds (Methodist Healthcare),
Series 2002, 6.00% 2020 (preref. 2012)	1,120	1,282
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	1,220	1,408
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2022 (preref. 2012)	730	843
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds
(Wellmont Health System Project), Series 2002, 6.25% 2032 (preref. 2012)	2,000	2,309
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	2,000	2,147
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,253
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2024	5,000	5,030
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	2,500	2,525
		41,056

TEXAS — 6.80%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011	2,500	2,475
Alliance Airport Auth., Inc., Special Facs. Rev. Ref. Bonds (American Airlines, Inc. Project), Series 2007, AMT, 5.25% 2029	2,000	1,531
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 1999, AMT, 6.375% 2035	6,000	5,311
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 2002, AMT, 8.25% 2036	4,580	4,794
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2000-A, AMT, 8.50% 2029 (put 2008)	2,000	2,005
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2000-A, AMT, 9.125% 2029	5,000	5,519
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2000-A, Subseries 2, AMT, 9.00% 2029 (put 2015)	5,655	6,244
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Ref. Bonds,
Series 2007, AMT, 5.50% 2030	6,000	4,810
Angelina and Neches River Auth., Solid Waste Disposal Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, AMT, 5.375% 2015	5,000	5,194
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-B, 6.00% 2011	1,005	1,047
Austin Convention Enterprises, Inc., Convention Center Hotel Rev. Ref. Bonds, Series 2006-B, 6.00% 2012	630	660
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-C, AMT, 5.75% 2036 (put 2011)	7,680	7,410
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project),
Series 2001-B, AMT, 5.75% 2030 (put 2011)	3,745	3,613
Brazos River Auth., Rev. Ref. Bonds (Reliant Energy, Inc. Project), Series 1999-A, 5.375% 2019	3,000	2,933
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	931
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	1,150	1,046
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2037	1,850	1,615
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and Marketing Co. Project),
Series 1997-D, AMT, 5.125% 2009	2,250	2,283
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds,
Series 2001-A, AMT, FGIC insured, 5.625% 2011	1,000	1,083
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement and Ref. Bonds,
Series 2001-A, AMT, FGIC insured, 5.75% 2015	1,185	1,249
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,795	1,913
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds,
(Waste Management of Texas, Inc. Brazoria County Project), Series 2003-A, AMT, 5.20% 2028	2,000	1,889
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds,
(Waste Management of Texas, Inc. Travis County Project), Series 2003-C, AMT, 5.20% 2028 (put 2004)	1,500	1,417
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2014	1,415	1,542
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015	1,000	1,080
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2017	1,500	1,603
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.125% 2023	3,000	3,098
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 7.00% 2008	405	414
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 1996, 6.75% 2016	545	553
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project), Series 2005, 5.00% 2012	1,315	1,366
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
Series 1996, 6.75% 2016 (preref. 2008)	455	466
City of Houston, Airport System Rev. Bonds, Series 2002-A, AMT, FSA insured, 5.625% 2018	1,825	1,919
City of Houston, Airport System Rev. Ref. Bonds, Series 2001-A, AMT, FGIC insured, 5.50% 2015	2,855	2,990
City of Houston, Health Facs. Dev. Corp. (Buckingham Senior Living Community, Inc.),
Series 2004-A, 7.125% 2034 (preref. 2014)	3,250	4,027
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2015	1,000	1,095
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 5.125% 2027	2,500	2,413
Lubbock Educational Facs. Auth., Inc., Ref. and Improvement Rev. Bonds (Lubbock Christian University),
Series 2007, 5.25% 2037	1,000	953
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project),
Series 2005-B, AMT, AMBAC insured, 4.55% 2030	4,000	3,801
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	955	910
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project),
Series 2007-A, AMT, 5.20% 2018	15,300	13,972
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2016	1,000	1,037
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	2,500	2,617
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2018	2,000	2,071
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2020	6,500	6,582
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2025	4,000	3,863
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 4.214% 2027[1]	2,500	2,175
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,218
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, 6.00% 2021	750	779
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, RADIAN insured, 5.125% 2017	2,000	2,067
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured, 5.75% 2016	1,000	1,100
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.25% 2022	1,855	1,903
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.25% 2027	1,000	998
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,186
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,500	1,471
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.00% 2019	2,500	2,581
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Baylor Health Care System Project),
Series 2002-A, 5.25% 2022	2,000	2,092
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020	1,660	1,655
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	1,600	1,487
		149,056

UTAH — 1.01%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	1,315	1,374
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	1,175	1,195
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	555	597
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	2,040	2,189
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	905	924
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	2,590	2,699
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	1,585	1,642
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	1,195	1,226
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	1,345	1,337
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	745	747
Housing Corp., Single-family Mortgage Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	800	772
Housing Corp., Single-family Mortgage Bonds, Series 2007-B-1, Class III, AMT, 4.85% 2027	1,120	1,166
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
1999 Issue D, AMT, 5.60% 2013	20	20
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-G-2, Class III, AMT, 5.60% 2010	45	46
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-G-2, Class III, AMT, 4.90% 2012	75	76
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-B-2, Class III, AMT, 5.10% 2012	100	102
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1999-C-2, Class III, AMT, 5.60% 2013	105	108
Mountain Regional Water Special Service Dist. Summit County, Special Assessment Bonds
(Special Improvement Dist. No. 2002-1), Series 2003, 6.25% 2008	500	507
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2005, 5.00% 2022	1,100	1,097
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,400	1,374
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2027	1,190	1,131
Salt Lake County, College Rev. and Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2029	1,900	1,772
		22,101

VIRGINIA — 1.13%
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds
(Celebrate Virginia South Project), Series 2006, 6.25% 2037	4,800	4,641
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,077
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	3,000	3,271
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
Series 1999-A, 6.75% 2012 (preref. 2009)	500	541
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
Series 1999-A, 7.50% 2029 (preref. 2009)	2,500	2,757
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,000	951
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	877	901
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026	3,925	3,954
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,550	2,545
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	1,781	1,798
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 5.00% 2021	1,125	1,109
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	1,000	1,130
		24,675

VIRGIN ISLANDS — 0.05%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2015	1,000	1,069

WASHINGTON — 0.73%
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	6,500	6,495
Housing Fin. Commission, Single-family Program Bonds, Series 2007-2A, AMT, 4.50% 2021	4,730	4,614
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program — Phase II),
Series 2006, AMT, FSA insured, 4.55% 2025	3,915	3,796
Port of Seattle, Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2012	1,000	1,089
		15,994

WEST VIRGINIA — 0.60%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	4,953
County Commission of Ohio County, Tax-Exempt Commercial Dev. Improvement and Rev. Ref. Bonds
(Wheeling Jesuit University, Inc. Project), Series 2006-A, 5.50% 2036	8,425	8,148
		13,101

WISCONSIN — 1.50%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.50% 2010	750	777
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012	1,500	1,592
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,175	13,526
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	2,250	2,300
City of Franklin, Solid Waste Disposal Rev. Bonds (Waste Management of Wisconsin, Inc. Project),
Series 2006-A, AMT, 4.95% 2016 (put 2016)	2,500	2,562
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System),
Series 2002, 6.25% 2022 (preref. 2012)	6,500	7,444
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2013	90	100
Health and Educational Facs. Auth., Rev. Bonds (Froedtert & Community Health Obligated Group),
Series 2001, 5.625% 2013 (preref. 2011)	910	1,017
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System), Series 2006-A, 5.25% 2019	2,500	2,551
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026	1,000	957
		32,826

MULTI-STATE — 1.61%
Charter Mac Equity Issuer Trust, Medium Term Tax-Exempt Multi-family Housing Trust Certificates,
Series A-1, AMT, 7.10% (undated)[1,3]	9,000	9,482
GMAC Municipal Mortgage Trust, Series A-1-2, AMT, 4.90% cumulative preferred 2039 (put 2014)[3]	5,000	5,162
GMAC Municipal Mortgage Trust, Series A-1-3, AMT, 5.30% cumulative preferred 2039 (put 2019)[3]	3,000	3,116
GMAC Municipal Mortgage Trust, Series A-2, AMT, 4.80% cumulative preferred 2040 (put 2015)[3]	2,000	2,040
GMAC Municipal Mortgage Trust, Series B-2, AMT, 5.50% cumulative preferred 2040 (put 2025)[3]	3,000	2,992
MuniMae TE Bond Subsidiary, LLC, Series A, AMT, 6.875% cumulative preferred (undated)[3]	2,000	2,095
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[3]	4,000	4,129
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)[3]	4,000	4,164
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[3]	2,000	2,085
		35,265

Total bonds & notes (cost: $2,103,247,000)		2,067,675

Short-term securities — 4.34%

Industrial Dev. Board of the City of Decatur, Alabama, Environmental Facs. Rev. Bonds (BP Amoco Chemical Co. Project),
Series 2001, AMT, 1.87% 2035[1]	2,000	2,000
Industrial Dev. Board of the City of Decatur, Alabama, Solid Waste Disposal Rev. Bonds (Amoco Chemical Company Project),
Series 1995, AMT, 1.87% 2025[1]	1,700	1,700
Will County, Illinois, Exempt Fac. Industrial Rev. Bonds (Amoco Chemical Co. Project), Series 1998, AMT, 1.87% 2028[1]	1,000	1,000
City of Whiting, Indiana, Environmental Facs. Rev. Bonds (BP Products North America Inc. Projects),
Series 2003, AMT, 1.87% 2038[1]	225	225
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Products North America Inc. Project),
Series 2006, AMT, 1.87% 2036[1]	3,600	3,600
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Bonds (Amoco Oil Co. Project),
Series 1994, AMT, 1.87% 2024[1]	1,500	1,500
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control and Solid Waste Disposal Rev. Ref. Bonds
(Amoco Oil Co. Project), Series 1996, AMT, 1.87% 2024[1]	500	500
Washington Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds
(BP West Coast Products LLC Project), Series 2002, AMT, 1.87% 2033[1]	2,000	2,000
Washington Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds
(BP West Coast Products LLC Project), Series 2003, AMT, 1.87% 2038[1]	2,200	2,200
Washington Industrial Dev. Corp. of the Port of Bellingham, Environmental Facs. Industrial Rev. Bonds
(BP West Coast Products LLC Project), Series 2006, AMT, 1.87% 2040[1]	1,400	1,400
Industrial Dev. Board of the City of Stevenson, Alabama, Environmental Improvement Rev. Bonds (Mead Corp. Project),
Series 1997, AMT, 2.22% 2032[1]	6,000	6,000
Redev. Agcy. of the City of San Jose, California, Merged Area Redev. Project Housing Set-Aside Tax Allocation Demand Bonds,
Tax-Exempt Tax Allocation Bonds, Series 2005-D, AMT, 2.20% 2035[1]	1,975	1,975
Colorado Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2002-A-2, Class I, AMT, 2.20% 2021[1]	1,760	1,760
Colorado Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2007-A-2, Class I, AMT, 2.20% 2037[1]	4,300	4,300
County of Pitkin, Colorado, Industrial Dev. Rev. Ref. Bonds (Aspen Skiing Co. Project), Series 1994-B, AMT, 2.00% 2014[1]	2,200	2,200
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project),
Series 2007, AMT, 2.25% 2027[1]	2,000	2,000
State of Massachusetts, Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Wheelabrator Millbury Inc. Project),
Series 2002, AMT, 1.98% 2027[1]	3,100	3,100
Washington Econ. Dev. Fin. Auth., Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-D, 2.25% 2030[1]	3,000	3,000
State of Florida, Pinellas County Health Facs. Auth., Hospital Facs. Rev. Ref. and Rev. Bonds (Bayfront Hospital Projects),
Series 2006-A, 1.80% 2036[1]	700	700
Indiana Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2002, AMT, 1.85% 2032[1]	900	900
Regional Airport Auth. of Louisville and Jefferson County, Kentucky, Special Facs. Rev. Bonds
(UPS Worldwide Forwarding, Inc. Project), Series 1999-C, AMT, 1.98% 2029[1]	600	600
Parish of St. Charles, State of Louisiana, Pollution Control Rev. Ref. Bonds (Shell Oil Co. Project),
Series 1992-B, 1.80% 2022[1]	1,400	1,400
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2007-B, 2.09% 2030[1]	1,800	1,800
Nebraska Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2004-B, AMT, 2.20% 2037[1]	6,000	6,000
Clark County Industrial Dev. Rev. Bonds (Nevada Cogeneration Associates #2 Project), Series 1992, AMT, 1.88% 2022[1]	350	350
New York State Housing Fin. Agcy., 66 West 38th Street Housing Rev. Bonds, Series 2001-A, AMT, 2.14% 2033[1]	2,200	2,200
State of North Carolina, Halifax County Industrial Facs. and Pollution Control Fncg. Auth., Demand Exempt Fac. Rev. Bonds
(Westmoreland-Hadson Partners Roanoke Valley Project), Series 1991, AMT, 1.98% 2019[1]	3,300	3,300
Water Dev. Auth., Pollution Control Rev. Bonds (Ohio Edison Co. Project), Series 1988-B, AMT, 1.87% 2018[1]	9,800	9,800
Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds
(Roche Carolina Inc. Project), Series 1997, AMT, 1.88% 2027[1]	1,800	1,800
City of Austin, Texas, Airport System Rev. Notes, Series A, AMT, 2.22% 2017[1]	5,300	5,300
State of Texas, Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project),
Series 2002, AMT, 1.87% 2032[1]	2,200	2,200
Utah Housing Corp., Single-family Mortgage Bonds, Series 2002-C, Class I, AMT, 2.20% 2033[1]	2,700	2,700
Utah Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class I, AMT, 2.20% 2034[1]	1,500	1,500
Utah Housing Corp., Single-family Mortgage Bonds, Series 2006-E, Class I, AMT, 2.20% 2038[1]	8,000	8,000
Utah Housing Fin. Agcy., Single-family Mortgage Bonds, Series 2000-C-1, Class I, AMT, 2.20% 2031[1]	4,600	4,600
Port of Vancouver, Washington, Special Rev. Bonds (United Grain Corp. of Oregon Project),
Series 1992, AMT, 2.30% 2010[1]	1,500	1,500

Total short-term securities (cost: $95,110,000)		95,110

Total investment securities (cost: $2,198,357,000)		2,162,785
Other assets less liabilities		30,350

Net assets		$2,193,135

[1]Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]Scheduled interest and/or principal payment was not received.

[3]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $78,065,000, which represented 3.56% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-940-0308O-S10866

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

By /s/ Mark R. Macdonald
Mark R. Macdonald, President and Principal Executive Officer

Date: April 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark R. Macdonald
Mark R. Macdonald, President and Principal Executive Officer

Date: April 9, 2008

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: April 9, 2008